Business Combinations (Details 1)	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares
Business combinations [Abstract]
Revenues	$ 12,194,415
Operating loss	(124,442)
Net loss	$ (1,290,262)
Net loss per share - basic and diluted | $ / shares	$ (0.24)